Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Useful Lives	The following table provides the range of estimated useful lives used for each asset type:

Office equipment	3 years
Lab equipment	5 to 10 years
Furniture and fittings	5 years
Leasehold improvements	shorter of the lease term or the estimated useful life of the asset
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Lab equipment	$34,091	$23,491
Office equipment	3,463	2,928
Furniture and fixtures	1,363	1,340
Leasehold improvements	14,904	10,629
Assets under construction	2,436	14,321
Less: accumulated depreciation and impairment	(22,716)	(14,663)
Total property and equipment, net	$33,541	$38,046

Schedule of Antidilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	December 31,
	2021	2020	2019
Unvested restricted shares and units	1,089,650	505,383	814,744
Incentive share options	7,772,455	5,611,429	5,963,239
Warrants	3,265,306	—	—
Total	12,127,411	6,116,812	6,777,983